Allowance for loan losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Financing Receivable Modifications Recorded Investment	$ 1,200,000,000	$ 881,000,000
Financing Receivable Credit Quality Additional Information	Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.
Credit Card T D R Modification Time Period	24
Recorded Investment Loan Split	134,000,000
Charge Offs Included Recorded Investment Loan Split	15,900,000
Recorded Investment Period End	115,000,000
Allowance Loans Modified Loan Split	267,000
Trouble Debt Restructuring Liquidation Agreements	79,200,000
Loan | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Modifications [Line Items]
Loans And Leases Receivable Impaired Commitment To Lend	120,000	152,000
Loan | Commercial Portfolio Segment Member
Financing Receivable, Modifications [Line Items]
Loans And Leases Receivable Impaired Commitment To Lend	$ 4,000,000	$ 3,000,000